Fair Value of Financial Instruments - Schedule of Fair Value Significant Assumptions (Details) - Level 3	Jun. 30, 2021 yr
Stock price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	9.93
Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	68.0
Risk free rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	0.75
Exercise price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	10.65
Expected life (in years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	5.02
Conversion periods | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	2
Conversion periods | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	5
Future share price | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	0.01
Future share price | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	151.53